Exhibit 99.1
Nissan Auto Lease Trust 2007-A
Monthly Servicer's Report
for the month of August 2007

Collection Period Start	1-Aug-07	Distribution Date	17-Sep-07
Collection Period End	31-Aug-07	30/360 Days	30
Beg. of Interest Period	15-Aug-07	Actual/360 Days	33
End of Interest Period	17-Sep-07

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,197,889,471.05	1,174,722,690.86	1,155,493,671.46	0.9646079
Total Securities		1,197,889,471.05	1,174,722,690.86	1,155,493,671.46	0.9646079
Class A-1 Notes	5.330380%	150,000,000.00	126,833,219.81	107,604,200.41	0.7173613
Class A-2 Notes	5.200000%	375,000,000.00	375,000,000.00	375,000,000.00	1.0000000
Class A-3 Notes	5.200000%	200,000,000.00	200,000,000.00	200,000,000.00	1.0000000
Class A-4 Notes	5.681250%	365,079,000.00	365,079,000.00	365,079,000.00	1.0000000
Certificates	0.000000%	107,810,471.05	107,810,471.05	107,810,471.05	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	19,229,019.40	619,730.15	128.1934627	4.1315343
Class A-2 Notes	0.00	1,625,000.00	0.0000000	4.3333333
Class A-3 Notes	0.00	866,666.67	0.0000000	4.3333334
Class A-4 Notes	0.00	1,901,262.98	0.0000000	5.2078125
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	19,229,019.40	5,012,659.80

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal	16,386,719.97
Monthly Interest	6,180,191.99
Total Monthly Payments	22,566,911.96

Interest Rate Cap Payments	0.00

Advances:
Aggregate Monthly Payment Advances	1,004,944.91
Aggregate Sales Proceeds Advance	176,808.47
Total Advances	1,181,753.38

Vehicle Disposition Proceeds:
Reallocation Payments	802,094.69
Repurchase Payments	109,382.94
Net Auction Proceeds	0.00
Recoveries	0.00
Net Liquidation Proceeds	5,108,146.43
Excess Wear and Tear and Excess Mileage	1,345.34
Remaining Payoffs	0.00
Net Insurance Proceeds	615,472.20
Residual Value Surplus	9,944.35
Total Collections	30,395,051.29

Exhibit 99.1
Nissan Auto Lease Trust 2007-A
Monthly Servicer's Report
for the month of August 2007

II. COLLATERAL POOL BALANCE DATA
	Number		Book Amount		Discount Rate		Securitization Value
Pool Balance - Beginning of Period		53,945		1,364,701,655.06		9.20000%	1,174,722,690.86
Total Depreciation Received				(18,476,106.02)			(13,396,085.99)
Principal Amount of Gross Losses		(41)		(983,369.62)			(858,672.18)
Repurchase / Reallocation		(5)		(129,606.22)			(109,382.94)
Early Terminations		(9)		(234,399.45)			(201,581.90)
Scheduled Terminations		(214)		(5,241,858.01)			(4,663,296.39)
Pool Balance - End of Period		53,676		1,339,636,315.74		9.20000%	1,155,493,671.46

III. DISTRIBUTIONS

Total Collections								30,395,051.29
Reserve Amounts Available for Distribution								0.00
Total Available for Distribution								30,395,051.29

1. Amounts due Indenture Trustee as Compensation or Indemnity								0.00
2. Reimbursement of Payment Advance								938,807.22
3. Reimbursement of Sales Proceeds Advance								201,335.14
4. Servicing Fee:
Servicing Fee Due								978,935.58
Servicing Fee Paid								978,935.58
Servicing Fee Shortfall								0.00
Total Trustee, Advances and Servicing Fee Paid								2,119,077.94

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall								0.00
Class A-1 Notes Interest on Interest Carryover Shortfall								0.00
Class A-1 Notes Monthly Available Interest Distribution Amount								619,730.15

Class A-1 Notes Monthly Interest Paid								619,730.15
Chg in Class A-1 Notes Int. Carryover Shortfall								0.00

Class A-2 Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall								0.00
Class A-2 Notes Interest on Interest Carryover Shortfall								0.00
Class A-2 Notes Monthly Available Interest Distribution Amount								1,625,000.00

Class A-2 Notes Monthly Interest Paid								1,625,000.00
Chg in Class A-2 Notes Int. Carryover Shortfall								0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall								0.00
Class A-3 Notes Interest on Interest Carryover Shortfall								0.00
Class A-3 Notes Monthly Available Interest Distribution Amount								866,666.67

Class A-3 Notes Monthly Interest Paid								866,666.67
Chg in Class A-3 Notes Int. Carryover Shortfall								0.00

Exhibit 99.1
Nissan Auto Lease Trust 2007-A
Monthly Servicer's Report
for the month of August 2007

Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	1,901,262.98

Class A-4 Notes Monthly Interest Paid	1,901,262.98
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	5,012,659.80
Total Note and Certificate Monthly Interest Paid	5,012,659.80
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	23,263,313.55

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	19,229,019.40

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	19,229,019.40
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	4,034,294.15

Exhibit 99.1
Nissan Auto Lease Trust 2007-A
Monthly Servicer's Report
for the month of August 2007

IV. RESERVE ACCOUNT

Initial Reserve Account Amount				0.00
Required Reserve Account Amount				26,952,513.10
Beginning Reserve Account Balance				3,756,518.31
Reinvestment Income for the Period				66,087.67
Reserve Fund Available for Distribution				3,822,605.98
Reserve Fund Draw Amount				0.00
Deposit of Remaining Available Collections				4,034,294.15
Gross Reserve Account Balance				7,856,900.13
Remaining Available Collections Released to Seller				0.00
Ending Reserve Account Balance				7,856,900.13

V. POOL STATISTICS

Weighted Average Remaining Maturity				26.76
Monthly Prepayment Speed				63%
Lifetime Prepayment Speed				85%

	$		units
Recoveries of Defaulted and Casualty Receivables		795,109.34
Securitization Value of Defaulted Receivables and Casualty Receivables		858,672.18		41
Aggregate Defaulted and Casualty Gain (Loss)		(63,562.84)
Pool Balance at Beginning of Collection Period		1,174,722,690.86
Net Loss Ratio		-0.0054%

Cumulative Net Losses for all Periods		0.0596%		714,047.55

Delinquent Receivables:	Amount		Number
31-60 Days Delinquent		10,301,657.45		477
61-90 Days Delinquent		1,929,364.99		90
91-120+ Days Delinquent		167,293.85		7
Total Delinquent Receivables:		12,398,316.29		574
60+ Days Delinquencies as Percentage of Receivables		0.18%

Aggregate Sales Performance of Auctioned Vehicles	$		units
Sales Proceeds		606,794.26		32
Securitization Value		728,377.60
Aggregate Residual Gain (Loss)		(121,583.34)

Cumulative Sales Performance of Auctioned Vehicles	$		units
Cumulative Sales Proceeds		759,797.63		40
Cumulative Securitization Value		899,348.53
Cumulative Residual Gain (Loss)		(139,550.90)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance				227,159.34
Reimbursement of Outstanding Advance				201,335.14
Additional Advances for current period				176,808.47
Ending Balance of Residual Advance				202,632.67

Beginning Balance of Payment Advance				2,343,740.93
Reimbursement of Outstanding Payment Advance				938,807.22
Additional Payment Advances for current period				1,004,944.91
Ending Balance of Payment Advance				2,409,878.62

Exhibit 99.1
Nissan Auto Lease Trust 2007-A
Monthly Servicer's Report
for the month of August 2007

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?
No

2. Have there been any material modifications, extensions or waivers to Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the SUBI Assets?	No

5. Has there been any material additions, removals, substitutions or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition of Leases?	No